SCHEDULE OF ASSETS ACQUIRED (Details) - White River Holdings Corp [Member] - USD ($)	Sep. 21, 2021	Sep. 01, 2021	Aug. 16, 2021	Aug. 14, 2021	Sep. 30, 2020	Aug. 14, 2020
Business Acquisition [Line Items]
Building						$ 236,000
Land						140,000
Oil and Gas Properties			$ 250,000		$ 760,000	3,224,000
Asset retirement obligation					(10,000)	$ (100,000)
Total		$ 53,500	$ 250,000	$ 3,500,000	$ 750,000
Working interest in oil and gas wells	$ 53,500